                             BLACKROCK FUNDS/SM/

                      EQUITY PORTFOLIOS/INVESTOR CLASSES
                SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2002

RISK/RETURN INFORMATION

In the section of the Prospectus entitled "Risk/Return Information" certain portfolios have been amended so that the 10-year average annual total return for Investor B Shares of those portfolios is as follows:

Large Cap Growth Equity Portfolio... 6.18%
Balanced Portfolio.................. 8.57%

BLACKROCK SMALL CAP VALUE EQUITY PORTFOLIO

The BlackRock Small Cap Value Equity Portfolio will close to new investors as of 4 p.m., March 11, 2002. Existing shareholders and programs in the Portfolio as of 4 p.m., March 11, 2002 may make additional investments in current accounts.

This Supplement is dated February 19, 2002.

                              BLACKROCK FUNDS/SM/

                        EQUITY PORTFOLIOS/SERVICE CLASS
                SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2002

BLACKROCK SMALL CAP VALUE EQUITY PORTFOLIO

The BlackRock Small Cap Value Equity Portfolio will close to new investors as of 4 p.m., March 11, 2002. Existing shareholders and programs in the Portfolio as of 4 p.m., March 11, 2002 may make additional investments in current accounts.

This Supplement is dated February 19, 2002.

                              BLACKROCK FUNDS/SM/

                     EQUITY PORTFOLIOS/INSTITUTIONAL CLASS
                SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2002

BLACKROCK SMALL CAP VALUE EQUITY PORTFOLIO

The BlackRock Small Cap Value Equity Portfolio will close to new investors as of 4 p.m., March 11, 2002. Existing shareholders and programs in the Portfolio as of 4 p.m., March 11, 2002 may make additional investments in current accounts.

This Supplement is dated February 19, 2002.

                             BLACKROCK FUNDS/SM  /

                       BOND PORTFOLIOS/INVESTOR CLASSES
                SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2002

RISK/RETURN INFORMATION

In the section of the Prospectus entitled "Risk/Return Information" certain portfolios have been amended so that the 10-year average annual total return for Investor B Shares of those portfolios is as follows:

                   GNMA Portfolio...................... 5.85%
                   Managed Income Portfolio............ 6.15%
                   International Bond Portfolio........ 8.08%
                   Tax-Free Income Portfolio........... 5.66%
                   Delaware Tax-Free Income Portfolio.. 3.98%
                   Kentucky Tax-Free Income Portfolio.. 4.14%
                   New Jersey Tax-Free Income Portfolio 5.29%

This Supplement is dated February 19, 2002.